Stockholders’ Equity (Details) - $ / shares	1 Months Ended
	Aug. 11, 2020	Sep. 30, 2020	Jun. 30, 2020
Stockholders’ Equity (Details) [Line Items]
Stock splits, description	On August 11, 2020, the Company effected a 1:1.05 stock split of the Class B common stock, resulting in an aggregate of 3,018,750 shares of Class B common stock outstanding, including an aggregate of up to 393,750 shares of Class B common stock that are subject to forfeiture by the Sponsor, to the Company by the Initial Stockholders for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Initial Stockholders would collectively own 20% of the Company’s issued and outstanding common stock (excluding the Private Placement Shares) after the Initial Public Offering (excluding the Private Placement Shares).
Shareholders ownership, percentage		20.00%	20.00%
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common Class A [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares outstanding		1,258,467	0
Common stock subject to possible outstanding shares		11,258,033
Common stock, shares issued		1,258,467	0
Common Class A [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares outstanding		12,516,500
Common Class B [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares outstanding	3,018,750	3,018,750	3,018,750
Common Stock Share Issued		2,875,000
Common stock subject to possible redemption	393,750
Shareholders ownership, percentage	20.00%
Common stock share issued			2,875,000
Common stock, shares issued		3,018,750	3,018,750
Common Class B [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares outstanding	3,018,750
Common stock subject to possible redemption	393,750
Shareholders ownership, percentage	20.00%